UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-4007
Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS TRUST II
LEGG MASON PARTNERS DIVERSIFIED LARGE
CAP GROWTH FUND
FORM N-Q
JANUARY 31, 2007

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) January 31, 2007

Shares	Security	Value

COMMON STOCKS — 95.7%
CONSUMER DISCRETIONARY — 7.9%
Automobiles — 0.1%
25,000	Ford Motor Co.	$203,250

Hotels, Restaurants & Leisure — 0.4%
14,000	McDonald’s Corp.	620,900

Media — 6.6%
25,000	Gannett Co. Inc.	1,453,500
19,500	Meredith Corp.	1,149,720
180,000	Time Warner Inc.	3,936,600
10,000	Viacom Inc., Class B Shares *	406,700
95,000	Walt Disney Co.	3,341,150
14,395	Warner Music Group Corp.	308,629

	Total Media	10,596,299

Specialty Retail — 0.8%
30,000	Home Depot Inc.	1,222,200

	TOTAL CONSUMER DISCRETIONARY	12,642,649

CONSUMER STAPLES — 11.2%
Beverages — 2.1%
51,614	PepsiCo Inc.	3,367,297

Food & Staples Retailing — 3.9%
73,189	Wal-Mart Stores Inc.	3,490,384
61,128	Walgreen Co.	2,769,098

	Total Food & Staples Retailing	6,259,482

Food Products — 1.0%
27,000	General Mills Inc.	1,545,480

Household Products — 4.2%
27,000	Kimberly-Clark Corp.	1,873,800
75,000	Procter & Gamble Co.	4,865,250

	Total Household Products	6,739,050

	TOTAL CONSUMER STAPLES	17,911,309

ENERGY — 9.2%
Energy Equipment & Services — 1.7%
22,000	Nabors Industries Ltd. *	666,160
32,000	Schlumberger Ltd.	2,031,680

	Total Energy Equipment & Services	2,697,840

Oil, Gas & Consumable Fuels — 7.5%
15,000	Canadian Natural Resources Ltd.	750,300
30,000	Cimarex Energy Co.	1,124,400
20,000	Devon Energy Corp.	1,401,800
46,000	EnCana Corp.	2,209,380
90,000	Exxon Mobil Corp.	6,669,000

	Total Oil, Gas & Consumable Fuels	12,154,880

	TOTAL ENERGY	14,852,720

EXCHANGE TRADED FUNDS — 1.9%
100,000	iShares MSCI Japan Index Fund	1,431,000
25,000	streetTRACKS Gold Trust *	1,620,750

	TOTAL EXCHANGE TRADED FUNDS	3,051,750

FINANCIALS — 18.0%
Capital Markets — 3.7%
15,000	Goldman Sachs Group Inc.	3,182,400
30,000	Merrill Lynch & Co. Inc.	2,806,800

	Total Capital Markets	5,989,200

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued) January 31, 2007

Shares	Security	Value

Commercial Banks — 2.0%
90,000	Wells Fargo & Co.	$3,232,800

Consumer Finance — 1.1%
30,000	American Express Co.	1,746,600

Diversified Financial Services — 3.0%
44,000	Bank of America Corp.	2,313,520
50,000	JPMorgan Chase & Co.	2,546,500

	Total Diversified Financial Services	4,860,020

Insurance — 6.7%
75	Berkshire Hathaway Inc., Class A Shares *	8,253,750
50,000	St. Paul Travelers Cos. Inc.	2,542,500

	Total Insurance	10,796,250

Real Estate Management & Development — 1.2%
30,000	Forest City Enterprises Inc., Class A Shares	1,813,500

Thrifts & Mortgage Finance — 0.3%
30,000	Hudson City Bancorp Inc.	413,100

	TOTAL FINANCIALS	28,851,470

HEALTH CARE — 7.8%
Biotechnology — 1.1%
25,000	Amgen Inc. *	1,759,250

Health Care Providers & Services — 1.0%
30,000	UnitedHealth Group Inc.	1,567,800

Pharmaceuticals — 5.7%
16,725	Eli Lilly & Co.	905,157
62,574	Johnson & Johnson	4,179,943
85,000	Pfizer Inc.	2,230,400
25,000	Schering-Plough Corp.	625,000
25,000	Wyeth	1,235,250

	Total Pharmaceuticals	9,175,750

	TOTAL HEALTH CARE	12,502,800

INDUSTRIALS — 22.0%
Aerospace & Defense — 6.3%
15,000	Boeing Co.	1,343,400
40,000	Honeywell International Inc.	1,827,600
57,000	Raytheon Co.	2,958,300
60,000	United Technologies Corp.	4,081,200

	Total Aerospace & Defense	10,210,500

Air Freight & Logistics — 1.8%
40,000	United Parcel Service Inc., Class B Shares	2,891,200

Airlines — 0.2%
20,000	Southwest Airlines Co.	302,000

Building Products — 0.4%
19,000	Masco Corp.	607,810

Commercial Services & Supplies — 3.0%
40,000	Pitney Bowes Inc.	1,914,800
75,000	Waste Management Inc.	2,848,500

	Total Commercial Services & Supplies	4,763,300

Industrial Conglomerates — 8.9%
60,000	3M Co.	4,458,000
231,000	General Electric Co.	8,327,550
50,000	Tyco International Ltd.	1,594,000

	Total Industrial Conglomerates	14,379,550

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued) January 31, 2007

Shares	Security	Value

Road & Rail — 1.4%
37,075	Florida East Coast Industries Inc.	$2,246,745

	TOTAL INDUSTRIALS	35,401,105

INFORMATION TECHNOLOGY — 14.4%
Communications Equipment — 3.0%
144,000	Cisco Systems Inc. *	3,828,960
50,000	Motorola Inc.	992,500

	Total Communications Equipment	4,821,460

Computers & Peripherals — 3.3%
140,000	EMC Corp. *	1,958,600
33,723	International Business Machines Corp.	3,343,635

	Total Computers & Peripherals	5,302,235

Internet Software & Services — 3.0%
10,000	eBay Inc. *	323,900
2,000	Google Inc., Class A Shares *	1,002,600
75,000	VeriSign Inc. *	1,792,500
60,000	Yahoo! Inc. *	1,698,600

	Total Internet Software & Services	4,817,600

IT Services — 1.2%
40,000	Automatic Data Processing Inc.	1,908,800

Semiconductors & Semiconductor Equipment — 0.3%
25,000	Agere Systems Inc. *	503,500

Software — 3.6%
189,294	Microsoft Corp.	5,841,613

	TOTAL INFORMATION TECHNOLOGY	23,195,208

MATERIALS — 3.3%
Chemicals — 3.3%
75,000	E.I. du Pont de Nemours & Co.	3,717,000
25,000	PPG Industries Inc.	1,657,250

	TOTAL MATERIALS	5,374,250

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT	153,783,261

	(Cost — $131,037,038)

Face
Amount

SHORT-TERM INVESTMENT — 5.0%
Repurchase Agreement — 5.0%
$8,036,000	Interest in $513,597,000 joint tri-party repurchase agreement dated 1/31/07 with Greenwich Capital Markets Inc., 5.260% due 2/1/07; Proceeds at maturity — $8,037,174; (Fully collateralized by various U.S. government agency obligations, 3.407% to 7.111% due 7/1/15 to 5/1/42; Market value — $8,196,727) (Cost — $8,036,000)	8,036,000

	TOTAL INVESTMENTS — 100.7% (Cost — $139,073,038#)	161,819,261
	Liabilities in Excess of Other Assets — (0.7)%	(1,143,428)

	TOTAL NET ASSETS — 100.0%	$160,675,833

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Trust II (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,021,481
Gross unrealized depreciation	(2,275,258)

Net unrealized appreciation	$22,746,223

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Trust II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 29, 2007

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: March 29, 2007